Investment Property - Income and Expenses from Investment Property (Detail) - KRW (₩) ₩ in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about investment property [abstract]
Rent revenue	₩ 386	₩ 850
Operating expense	₩ (114)	₩ (240)